Net Loss per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net Loss per Share
18. Net Loss per Share
As a result of the Business Combination, the Company has retroactively restated the weighted average shares outstanding prior to September 16, 2021 to give effect to the Exchange Ratio.
The Company computes net loss per share of the Class A common stock and Class B common stock using the two-class
method required for participating securities. Basic and diluted loss per share was the same for each period presented as the inclusion of all potential Class A common stock and Class B common stock equivalents would have been antidilutive. The earnings per share amounts are the same for the different classes of common stock because the holders of each class are legally entitled to equal per share distributions whether through dividends or liquidation.
The following potential common shares, presented based on amounts outstanding at each period end, were excluded from the calculation of diluted net loss per share attributable to Ginkgo Bioworks Holdings, Inc. common stockholders for the periods presented because including them would have been anti-dilutive:

	As of September 30,
	2021	2020
Warrants to purchase Class A common stock	51,824,925	1,013,708
Outstanding stock options	29,199,113	33,975,444
Unvested RSUs	254,254,142	125,586,745
Unvested RSAs	241,754	478,240
New Ginkgo and Sponsor earn-out shares	205,602,316	—

	541,122,250	161,054,137

19. Net Loss per Share
The Company computes net loss per share of the Class A common stock and Class B common stock using the two-class method required for participating securities. Basic and diluted loss per share was the same for each period presented as the inclusion of all potential Class A common stock and Class B common stock equivalents would have been antidilutive. The earnings per share amounts are the same for the different classes of common stock because the holders of each class are legally entitled to equal per share distributions whether through dividends or liquidation.
The following potential common shares, presented based on amounts outstanding at each period end, were excluded from the calculation of diluted net loss per share attributable to Ginkgo Bioworks, Inc. common stockholders for the periods indicated because including them would have been anti-dilutive:

	Year Ended December 31,
	2020	2019
Warrants to purchase common stock	1,020,187	1,020,187
Outstanding stock options	33,354,871	35,276,812
Unvested RSUs	124,932,207	70,119,944
Unvested RSAs	419,049	675,887